UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number - 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices) (Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N Pennsylvania Street

Indianapolis, IN 46237

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

MUTUAL FUNDS (A)—99.72%

number of shares		market value
266,558	Timothy Plan Aggressive Growth Fund - Class A	$2,132,465
170,406	Timothy Plan High Yield Bond Fund - Class A	1,661,456
393,286	Timothy Plan International Fund - Class A*	4,314,349
417,246	Timothy Plan Large/Mid-Cap Growth Fund - Class A*	3,400,555
203,177	Timothy Plan Large/Mid-Cap Value Fund - Class A	3,374,762
130,355	Timothy Plan Small-Cap Value Fund - Class A	2,103,931

	Total Mutual Funds (cost $15,157,632)	16,987,518

SHORT-TERM INVESTMENTS—0.25%

number of shares		market value
41,925	Timothy Plan Money Market Fund, 4.45% (A) (B)	41,925

	Total Short-Term Investments (cost $41,925)	41,925

	TOTAL INVESTMENTS (cost $15,199,557) - 99.97%	$17,029,443

	OTHER ASSETS LESS LIABILITIES - 0.03%	5,709

	NET ASSETS - 100.00%	$17,035,152

*	Non-income producing securities.
(A)	Fund held is another series within the Timothy Plan
(B)	Variable rate security: the yield shown represents the rate at September 30, 2007.

The following information for the Fund is presented on an income tax basis as of September 30, 2007.

Gross Unrealized Appreciation	$1,870,094
Gross Unrealized Depreciation	(40,208)

Net Unrealized Gain/(Loss)	$1,829,886

Cost of Investments	$15,199,557

NOTES TO THE SCHEDULE OF INVESTMENTS

September 30, 2007

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 1—Unrealized Appreciation (Depreciation)

At September 30, 2007, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. /dep.
Conservative Growth	$34,706,131	$2,055,193	$(259,477)	$1,795,716
Strategic Growth	$15,199,557	$1,870,094	$(40,208)	$1,829,886

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date:	November 26, 2007